Condensed Statements of Cash Flows - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016
Cash Flows From Operating Activities
Net loss	$ (742,057)	$ (456,049)	$ (55,148)	$ (672,687)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	6	3	201	9,013
Changes in operating assets and liabilities:
Prepaid expenses		250,000	(250,000)	250,000
Accounts payable	550,666	3,474	13,401	(723)
Interest payable	33,976	20,063	2,959	42,098
Other assets	(2,800)
Net cash used in operating activities	(160,209)	(182,509)	(288,587)	(372,299)
Cash Flows From Investing Activities
Net cash used in investing activities	0	0	0	0
Cash Flows From Financing Activities
Proceeds from issuance of convertible promissory notes	155,000		500,000	197,500
Proceeds from issuance of stock			8,000
Net cash provided by financing activities	155,000		508,000	197,500
Net decrease in cash	(5,209)	(182,509)	219,413	(174,799)
Cash, beginning of period	44,614	219,413		219,413
Cash, end of period	$ 39,405	$ 36,904	$ 219,413	$ 44,614